UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

Pinnacle Focused Opportunities ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2024 Pinnacle Focused Opportunities ETF Ticker: FCUS ( Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.pinnacleetfs.com. You can also request this information by contacting us at (844) 466-6723 or by sending an email request to info@pinnacledynamicfunds.com.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a$10,000 investment
Pinnacle Focused Opportunities ETF	$39	0.79%

Key Fund Statistics

(as of May 31, 2024 )

Fund Size (Thousands)	$31,240
Number of Holdings	30
Portfolio Turnover	288%

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
NVIDIA Corp.	5.1
Vistra Corp.	5.0
AppLovin Corp.	4.5
Natera, Inc.	4.4
Vertiv Holdings Co.	4.3
EMCOR Group, Inc.	4.2
Coinbase Global, Inc.	4.2
Super Micro Computer, Inc.	4.1
General Electric Co.	4.0
Wingstop, Inc.	3.7

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.pinnacleetfs.com .

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
May 31, 2024 (Unaudited)

Tidal Trust II
• Pinnacle Focused Opportunities ETF	| FCUS	| NYSE Arca

Pinnacle Focused Opportunities ETF

Schedule of Investments	Pinnacle Focused Opportunities ETF

Pinnacle Focused Opportunities ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Aerospace & Defense - 4.0%
General Electric Co.	7,577	$1,251,266

Building Materials - 3.1%
The AZEK Co., Inc.(a)	20,242	970,806

Computers - 7.3%
Super Micro Computer, Inc.(a)	1,639	1,285,812
Western Digital Corp.(a)	13,120	987,805
		2,273,617

Distribution & Wholesale - 3.0%
Core & Main, Inc. - Class A(a)	16,217	933,450

Diversified Financial Services - 4.2%
Coinbase Global, Inc. - Class A(a)	5,760	1,301,299

Electric - 10.2%
Constellation Energy Corp.	3,861	838,802
NRG Energy, Inc.	9,658	782,298
Vistra Corp.	15,746	1,560,114
		3,181,214

Engineering & Construction - 7.4%
Comfort Systems USA, Inc.	3,067	1,003,952
EMCOR Group, Inc.	3,406	1,323,776
		2,327,728

Healthcare - Products - 4.4%
Natera, Inc.(a)	12,853	1,369,230

Healthcare - Services - 5.8%
DaVita, Inc.(a)	5,090	748,841
Tenet Healthcare Corp.(a)	7,979	1,078,920
		1,827,761

Home Builders - 3.0%
Toll Brothers, Inc.	7,740	941,494

Internet - 6.3%
DoorDash, Inc. - Class A(a)	7,256	798,958
Robinhood Markets, Inc. - Class A(a)	55,570	1,161,413
		1,960,371

Machinery - Construction & Mining - 4.3%
Vertiv Holdings Co. - Class A	13,670	1,340,617

Metal Fabricate & Hardware - 2.4%
Mueller Industries, Inc.	12,683	747,155

Retail - 14.2%
Chipotle Mexican Grill, Inc.(a)	227	710,401
Dick's Sporting Goods, Inc.	3,591	817,455
Texas Roadhouse, Inc.	4,530	782,195
Williams-Sonoma, Inc.	3,262	956,484

1

Statements of Assets and Liabilities	Pinnacle Focused Opportunities ETF
May 31, 2024

Wingstop, Inc.	3,153	1,162,353
		4,428,888

Semiconductors - 8.5%
Micron Technology, Inc.	8,433	1,054,125
NVIDIA Corp.	1,457	1,597,353
		2,651,478

Software - 11.9%
AppLovin Corp. - Class A(a)	17,352	1,413,841
Duolingo, Inc.(a)	3,189	610,375
MicroStrategy, Inc. - Class A(a)	692	1,054,947
Nutanix, Inc. - Class A(a)	11,638	643,756
		3,722,919
TOTAL COMMON STOCKS (Cost $26,942,261)		31,229,293

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.24%(b)	67,480	67,480
TOTAL SHORT-TERM INVESTMENTS (Cost $67,480)		67,480

TOTAL INVESTMENTS - 100.2% (Cost $27,009,741)		$31,296,773
Liabilities in Excess of Other Assets - (0.2)%		(56,970)
TOTAL NET ASSETS - 100.0%		$31,239,803

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the annualized 7-day yield as of May 31, 2024.

2

Statements of Assets and Liabilities	Pinnacle Focused Opportunities ETF
May 31, 2024

ASSETS:
Investments, at value	$31,296,773
Receivable for investments sold	38,898
Dividends and interest receivable	2,348
Total assets	31,338,019

LIABILITIES:
Payable for investments purchased	77,804
Payable to adviser	20,412
Total liabilities	98,216
NET ASSETS	$31,239,803

NET ASSETS CONSISTS OF:
Paid-in capital	$24,962,584
Total distributable earnings	6,277,219
Total net assets	$31,239,803

Net asset value	$31,239,803
Shares issued and outstanding(a)	1,100,000
Net asset value per share	$28.40

COST:
Investments cost	$27,009,741

(a)	Unlimited shares authorized without par value.

3

Statements of Operations	Pinnacle Focused Opportunities ETF
For the Period Ended May 31, 2024

INVESTMENT INCOME:
Dividend income	$71,973
Interest income	1,829
Total investment income	73,802

EXPENSES:
Investment advisory fee	95,609
Income tax expense	5
Total expenses	95,614
NET INVESTMENT LOSS	(21,812)

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,335,366
Net realized gain	3,335,366
Net change in unrealized appreciation on:
Investments	2,140,467
Net change in unrealized appreciation	2,140,467
Net realized and unrealized gain	5,475,833
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,454,021

4

Statement of Changes in Net Assets	Pinnacle Focused Opportunities ETF

	Period ended May 31, 2024 (Unaudited)	Period ended November 30, 2023(a)
OPERATIONS:
Net investment loss	$(21,812)	$(9,907)
Net realized gain/(loss)	3,335,366	(1,160,576)
Net change in unrealized appreciation	2,140,467	2,146,565
Net increase in net assets from operations	5,454,021	976,082

CAPITAL TRANSACTIONS:
Subscriptions	8,902,660	18,173,070
Redemptions	(1,150,700)	(1,115,330)
Net increase in net assets from capital transactions	7,751,960	17,057,740

NET INCREASE IN NET ASSETS	13,205,981	18,033,822

NET ASSETS:
Beginning of the period	18,033,822	—
End of the period	$31,239,803	$18,033,822

SHARES TRANSACTIONS
Subscriptions	225,000	850,000
Redemptions	—	(50,000)
Total increase in shares outstanding	225,000	800,000

(a)	Inception date of the Fund was December 29, 2022.

5

Financial Highlights	Pinnacle Focused Opportunities ETF
For a share outstanding throughout the periods presented

	Period ended May 31, 2024 (Unaudited)	Period ended November 30, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.54	$20.00

INVESTMENTS OPERATIONS:
Net investment loss(b)	(0.02)	(0.03)
Net realized and unrealized gain on investments	5.88	2.57
Total from investment operations	5.86	2.54
Net asset value, end of period	$28.40	$22.54

TOTAL RETURN(c)	25.98%	12.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,240	$18,034
Ratio of expenses to average net assets(d)	0.79%	0.79%
Ratio of net investment loss to average net assets(d)	(0.18)%	(0.13)%
Portfolio turnover rate(c)(e)	288%	441%

(a)	Inception date of the Fund was December 29, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rates exclude in-kind transactions.

6

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF
May 31, 2024

NOTE 1 – ORGANIZATION

The Pinnacle Focused Opportunities ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Pinnacle Family Advisors, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on December 29, 2022.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

7

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$31,229,293	$—	$—	$31,229,293
Money Market Funds	67,480	—	—	67,480
Total Investments in Securities	$31,296,773	$—	$—	$31,296,773

(a)	See Schedule of Investments for the industry breakout.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year).The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of May 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

8

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (continued)

F.	Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

J.	Other Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. By virtue of the Fund’s investments in equity securities, equity ETFs, and equity index futures agreements, the Fund is exposed to equity securities both directly and indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

9

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.79%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended May 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub- Adviser the profits, if any, generated by the Fund’s Management Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $68,730,718 and $69,819,771 respectively.

For the period ended May 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended May 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $8,825,318 and $0, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended May 31, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end.

As of the periods ended May 31, 2024 and November 30, 2023, there were no distributions.

As of the period ended November 30, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

10

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS (continued)

Cost of investments (1)	$16,096,008
Gross tax unrealized appreciation	2,442,319
Gross tax unrealized depreciation	(502,292)
Net tax unrealized appreciation (depreciation)	1,940,027
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Total distributable earnings	—
Other accumulated gain (loss)	(1,116,829)
Total distributable (accumulated) earnings (losses)	$823,198

(1) The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended November 30, 2023 the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal period ended November 30, 2023, the Fund elected to defer late year losses of $9,903 and had short-term capital loss carryovers of $1,106,926, which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

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Item 8. Changes in and Disagreements with Accountants for Open- End Management Investment Companies	Pinnacle Focused Opportunities ETF

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Response: There have been no changes in disagreements with the Fund's accountants.

12

Item 9. Proxy Disclosures for Open- End Management Investment Companies	Pinnacle Focused Opportunities ETF

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: There were no matters submitted to a vote of shareholders during the period covered by the report.

13

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	Pinnacle Focused Opportunities ETF

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

(2) Each director and each member of an advisory board for special compensation;

(3) All officers; and

(4) Each person of whom any officer or director of the Fund is an affiliated person

Response: See Item 7.

14

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract	Pinnacle Focused Opportunities ETF

Response: This is not applicable to the Fund during the reporting period.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 9, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 9, 2024

* Print the name and title of each signing officer under his or her signature.